Consolidated Statements of Cash Flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash Flows From Operating Activities
Net income		$ 721.5	$ 3,350.9	$ 5,704.6
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation		305.6	279.7	274.9
Amortization of intangible assets		31.0	57.7	56.9
Net amortization (accretion) of fixed-income securities		(25.2)	130.3	100.9
Amortization of equity-based compensation		122.7	100.7	89.4
Net realized (gains) losses on securities		1,912.2	(1,509.2)	(1,630.0)
Net (gains) losses on disposition of property and equipment		(0.6)	(3.6)	12.5
Goodwill impairment	[1]	224.8	0.0	0.0
Changes in:
Premiums receivable		(1,017.4)	(1,146.8)	(652.8)
Reinsurance recoverables		(851.6)	(508.7)	(640.5)
Prepaid reinsurance premiums		162.1	(74.9)	258.4
Deferred acquisition costs		(188.8)	(118.4)	(180.7)
Income taxes		(515.3)	(86.0)	(23.1)
Unearned premiums		1,677.8	2,111.4	1,048.7
Loss and loss adjustment expense reserves		4,195.2	4,752.8	2,160.4
Accounts payable, accrued expenses, and other liabilities		199.5	399.7	328.9
Other, net		(104.7)	26.1	(2.9)
Net cash provided by operating activities		6,848.8	7,761.7	6,905.6
Purchases:
Fixed maturities		(26,510.4)	(33,177.5)	(32,037.5)
Equity securities		(158.1)	(838.1)	(951.2)
Sales:
Fixed maturities		14,055.2	18,965.2	22,727.2
Equity securities		1,496.1	780.6	431.8
Maturities, paydowns, calls, and other:
Fixed maturities		5,380.3	7,013.8	7,109.4
Equity securities		83.6	223.1	113.8
Net (purchases) sales of short-term investments		(1,868.2)	4,355.7	(3,393.2)
Net change in unsettled security transactions		(177.8)	47.9	83.6
Acquisition of Protective Insurance Corporation, net of cash, cash equivalents, and restricted cash equivalents acquired		0.0	(313.2)	0.0
Purchases of property and equipment		(292.0)	(243.5)	(223.5)
Sales of property and equipment		35.1	66.2	21.9
Net cash used in investing activities		(7,956.2)	(3,119.8)	(6,117.7)
Cash Flows From Financing Activities
Dividends paid to common shareholders	[2]	(234.0)	(3,746.5)	(1,551.0)
Dividends paid to preferred shareholders	[2]	(26.8)	(26.8)	(26.8)
Acquisition of treasury shares for restricted stock tax liabilities		(76.7)	(67.2)	(68.7)
Acquisition of treasury shares acquired in open market		(22.3)	(155.8)	(42.9)
Net proceeds from debt issuance		1,486.0	0.0	986.3
Payment of acquired company debt		0.0	(20.0)	0.0
Payments of debt		0.0	(500.0)	0.0
Acquisition of additional shares of ARX Holding Corp.		0.0	0.0	(243.0)
Proceeds from exercise of equity options		0.0	0.0	7.3
Net cash provided by (used in) financing activities		1,126.2	(4,516.3)	(938.8)
Increase (decrease) in cash, cash equivalents, restricted cash, and restricted cash equivalents		18.8	125.6	(150.9)
Cash, cash equivalents, restricted cash, and restricted cash equivalents - beginning of year		202.1	76.5	227.4
Cash, cash equivalents, restricted cash, and restricted cash equivalents - end of year		$ 220.9	$ 202.1	$ 76.5

[1]	See Note 15 – Goodwill and Intangible Assets for further discussion.
[2]	See Note 14 – Dividends for further discussion.